Form N-1A Supplement	Jul. 01, 2026
Institutional | EDGEWOOD GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE ADVISORS’ INNER CIRCLE FUND

Edgewood Growth Fund (the "Fund")

(Institutional Shares Ticker Symbol: EGFIX)

(Retail Shares Ticker Symbol: EGFFX)

(Service Shares Ticker Symbol: EGFSX)

Supplement dated July 1, 2026 to:

•	The Fund's Prospectus dated January 28, 2026, as supplemented (the "Prospectus");
•	The Fund's Institutional Shares Summary Prospectus dated January 28, 2026 (the "Institutional Summary Prospectus"); and
•	The Fund's Retail Shares Summary Prospectus dated January 28, 2026 (the "Retail Summary Prospectus" and, together with the Institutional Summary Prospectus, the "Summary Prospectuses").

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus (collectively, the "Prospectuses") and should be read in conjunction with the Prospectuses.

The Board of Trustees of The Advisors' Inner Circle Fund has approved reductions in the Fund's management fee and maximum annual operating expense limits from 1.00% to 0.85%. Accordingly, effective immediately, the Prospectuses are hereby amended and supplemented as follows: